Income Tax (Restated) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Income Tax (Restated) [Abstract]
Schedule of income tax expense

INCOME TAX EXPENSE	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Income tax expense - current	$-	$-	$-	$-
Income tax expense - deferred	128,220	75,263	177,372	167,384
Total	$128,220	$75,263	$177,372	$167,384

INCOME TAX EXPENSE	June 30
	2013	2012
Income tax expense - current	$-	$-
Income tax expense - deferred	305,246	179,647
Total	$305,246	$179,647

Summary of components of income before income tax
COMPONENTS OF INCOME BEFORE INCOME TAX	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
(Loss) income from continuing operations	$(17,774)	$97,524	$(88,882)	$251,888
Net loss from discontinued operations	(104,678)	-	(297,530)	-
(Loss) income before Income tax	$(122,452)	$97,524	$(386,412)	$251,888

Loss from USA operations	$(489,315)	$-	$(807,091)	$-
Income from Australian operations	366,863	97,524	420,679	251,888
(Loss) income before Income tax	$(122,452)	$97,524	$(386,412)	$251,888
Income tax	128,220	75,263	177,372	167,384
Effective tax rate	(104)%	77%	(46)%	66%

COMPONENTS OF INCOME BEFORE INCOME TAX	June 30
	2013	2012
Income (loss) from USA operations	$-	$-
Income from Australian operations	567,998	257,587
(Loss) income before Income tax	$567,998	$257,587
Income tax	$305,246	$179,647
Effective tax rate	54%	70%

Schedule of income tax rate reconciliation

INCOME TAX RATE RECONCILIATION	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
US statutory rates	34%	34%	34%	34%
Tax rate difference	(4)%	(4)%	(4)%	(4)%
Research and development	(14)%	47%	(13)%	36%
USA losses	(120)%	-%	(63)%	-%
Tax expenses at actual rate	(104)%	77%	(46)%	66%

INCOME TAX RATE RECONCILIATION	June 30
	2013	2012
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development	24%	40%
Tax expenses at actual rate	54%	70%

Summary of components of deferred tax expense

COMPONENTS OF DEFERRED TAX EXPENSE	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Tax losses carried forward	$140,643	$76,687	$217,176	$133,141
Doubtful debts reserve	(8,751)	8,158	(36,133)	41,107
Accruals	(3,672)	(9,582)	(3,671)	(6,864)
	128,220	75,263	177,372	167,384

COMPONENTS OF DEFERRED TAX EXPENSE	June 30
	2013	2012
Tax losses carried forward	$348,179	$242,351
Doubtful debts reserve	(18,827)	(51,403)
Accruals	(24,106)	(11,301)
	305,246	179,647

Summary of components of deferred tax asset

COMPONENTS OF DEFERRED TAX ASSET	12/31/2013	6/30/2013
Tax losses carried forward	$1,349,971	$1,592,888
Doubtful debts reserve	250,046	219,442
Accruals	39,694	36,890
	1,639,711	1,849,221
Deferred tax assets - current	$268,440	$718,767
Deferred tax assets - non current	1,371,271	1,130,454
	1,639,711	1,849,221

COMPONENTS OF DEFERRED TAX ASSET	June 30
	2013	2012
Tax losses carried forward	$1,592,888	$2,116,283
Doubtful debts reserve	219,442	225,469
Accruals	36,891	17,187
	1,849,221	2,358,939

Deferred tax assets - current	$718,767	$317,850
Deferred tax assets - non current	1,130,454	2,041,089
	1,849,221	2,358,939